Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Table [Abstract]
Schedule of income tax and Value added tax corresponding to the years
Years open to review by Tax Authority
	Income tax	Value-added tax
Entity
Cementos Pacasmayo S.A.A.	2018 - 2022	Dec. 2018 - 2022
Cementos Selva S.A.C.	2018 - 2022	Dec. 2018 - 2022
Distribuidora Norte Pacasmayo S.R.L.	2018 - 2022	Dec. 2018 - 2022
Empresa de Transmisión Guadalupe S.A.C.	2018 - 2022	Dec. 2018 - 2022
Salmueras Sudamericanas S.A.	2018 - 2022	Dec. 2018 - 2022
Calizas del Norte S.A.C. (liquidated during 2022)	2018 - 2022	Dec. 2018 - 2022
Soluciones Takay S.A.C.	2019 - 2022	May to Dec.2019 - 2022

Schedule of plans and related expenses
Project unit	Resource	Resolution Number	Year of approval	Program approved	Operating year expense
					2022	2021	2020
					S/(000)	S/(000)	S/(000)

Rioja	Limestone	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM	2014	EIA	810	713	315
Tembladera	Limestone	RD304-18-PRODUCE/DVMYPE-I/DIGAAMI	2018	PAMA	299	298	237

					1,109	1,011	552